Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Loans		¥ 98,444,745	¥ 94,175,757
Total assets		272,173,152	248,780,722	¥ 231,550,700
Total liabilities		261,741,965	239,055,588
Total equity		10,431,187	9,725,134	9,442,231
Noncontrolling interests		502,116	809,643
Total interest and dividend income		5,767,000	3,388,791	1,443,941
Total interest expense		4,562,076	2,180,064	374,132
Provision (credit) for credit losses		47,135	93,753	214,408
Net interest income after provision (credit) for credit losses		1,157,788	1,114,974	855,401
Income before income tax expense		1,623,100	69,200	(242,500)
Net income	[1]	1,197,992	34,028	(101,471)
Equity Method Investee
Related Party Transaction [Line Items]
Loans		6,924,000	6,037,000
Total assets		28,447,000	29,367,000
Deposits		2,684,000	6,216,000
Total liabilities		24,829,000	26,506,000
Total equity		3,618,000	2,861,000
Noncontrolling interests		29,000	16,000
Total interest and dividend income		958,000	750,000	625,000
Total interest expense		384,000	239,000	182,000
Provision (credit) for credit losses		83,000	96,000	104,000
Net interest income after provision (credit) for credit losses		490,000	415,000	339,000
Income before income tax expense		394,000	261,000	332,000
Net income		¥ 298,000	¥ 194,000	¥ 246,000

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”